Revenues - Summary of Detailed Information about Revenue Explanatory (Detail) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
Disclosure Of Detailed Information About Revenue [Line Items]
Net Revenues	¥ 84,776	$ 11,690	¥ 36,489
Online EV Charging Solutions
Disclosure Of Detailed Information About Revenue [Line Items]
Revenues	41,921		19,716
Offline EV Charging Solutions
Disclosure Of Detailed Information About Revenue [Line Items]
Revenues	40,393		16,316
Innovative and Other Businesses
Disclosure Of Detailed Information About Revenue [Line Items]
Revenues	¥ 2,462		¥ 457